Inventories, Net (Tables)	6 Months Ended
Jun. 30, 2026
Inventories, Net [Abstract]
Schedule of Inventories, Net	As of June 30, 2026 and December 31, 2025, inventories, net consisted of the following balances:
	As of
	June 30, 2026	December 31, 2025
	(Unaudited)	(Audited)
Inventories, net	$3,328,385	$7,126,014